Other operating income and expenses (Tables)	12 Months Ended
Dec. 31, 2023
Analysis of income and expense [abstract]
Schedule of other operating income and other operating expenses
Other operating income and Other operating expenses in the consolidated income statements include:

EUR million
	2023	2022	2021
Other operating income	1,104	1,510	2,255
Non- financial services	752	770	291
Other operating income	352	740	1,964
Other operating expense	(2,827)	(2,803)	(2,442)
Non-financial services	(674)	(661)	(283)
Other operating expense:	(2,153)	(2,142)	(2,159)
Of which, credit institutions deposit guarantee fund and single resolution fund	(1,119)	(1,258)	(1,016)
	(1,723)	(1,293)	(187)